Interest in Associates - Summary of Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	[1]
Disclosure of associates [line items]
Share of net assets	¥ 3,181			¥ 3,031
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	33.98%
Proportion of ownership interest held by The Company	25.28%
Proportion of ownership interest held by Subsidiaries	8.70%
Proportion of voting rights held by the Group	33.98%
Principal activity	Provision of airlines financial services
Sichuan Airlines Co., Ltd [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	39.00%
Proportion of ownership interest held by The Company	39.00%
Proportion of voting rights held by the Group	39.00%
Principal activity	Airline transportation
Southern Airlines Culture And Media Co., Ltd. [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	40.00%
Proportion of ownership interest held by The Company	40.00%
Proportion of voting rights held by the Group	40.00%
Principal activity	Advertising services
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of associates [line items]
Place of establishment/operation	PRC
Group's effective interest	42.80%	42.80%	51.84%
Proportion of ownership interest held by The Company	42.80%
Proportion of voting rights held by the Group	42.80%
Principal activity	Property management

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).